Nature of Business and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	May 31, 2017	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating loss		$ 267,728	$ 191,432	$ 67,221	$ 1,022,066	$ 67,221
Working capital			173,702
Proceeds from private placement	$ 93,500		$ 906,500